DEAN WITTER HIGH INCOME SECURITIES   TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                     10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

During the six months ended September 30, 1995, the fixed-income markets have rebounded as economic growth continued to slow and inflation fears subsided. The high-yield market has had a strong 1995 thus far, benefiting from the rally in the U.S. Treasury market, which has driven long-term interest rates significantly lower and from the continued strength in corporate earnings. As is typical in a decelerating economic environment, however, high-yield bonds have lagged the 1995 rally in U.S. Treasuries, as concerns over the severity of the economic slowdown have offset some of the benefit of lower interest rates.

Reflecting the high-yield market's rebound, Dean Witter High Income Securities produced a total return of 6.55 percent for the six-month period ended September 30, 1995. The Fund continued to distribute regular income dividends at a rate of $0.08 per share per month, with income dividends totaling $0.48 per share for the trailing six months. As of September 30, 1995, the Fund had net assets in excess of $332 million.

INVESTMENT STRATEGY

The Fund's overall investment strategy entering calendar year 1995 was to capitalize on the opportunity created by the 1994 market correction by positioning the Fund for an eventual rebound in the market. Despite the fact that corporate credit quality remained strong, the 1994 market correction pushed yields on many B rated issues 300-400 basis points higher (to the 13-14 percent range) and caused bond prices to decline by as much as 15-20 percent in some cases.

In light of these opportunities, the Fund significantly increased its emphasis on discounted issues (primarily B-rated) during the latter part of 1994 and early part of 1995. This renewed focus on discounted issues has helped to boost the Fund's return in 1995 and should provide more long-term capital appreciation potential in the future. While the Fund's portfolio is still positioned for further upside in the high-yield market, it

DEAN WITTER HIGH INCOME SECURITIES
LETTER TO THE SHAREHOLDERS, CONTINUED

does maintain a sizable position in various defensive securities. These securities should provide the Fund with the flexibility needed to take advantage of any interim trading opportunities that may arise.

LOOKING AHEAD

Given our outlook for continued, albeit modest economic growth, we find that many of today's B-rated issues -- still yielding more than 600 basis points (6 percentage points) above U.S. Treasury securities and trading at significant discounts -- offer excellent long-term return potential. Over the near term, we expect continued volatility in the financial markets as investors assess the economy's strength, the level of interest rates and possible Federal Reserve Board actions. However, despite any potential short-term weakness, we consider today's high-yield market to be an attractive long-term opportunity for investors, as many current high-yield issues provide an attractive yield advantage over U.S. Treasuries and the opportunity for substantial capital appreciation if the high-yield market continues its recovery.

We thank you for your continued support of Dean Witter High Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER HIGH INCOME SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------

             CORPORATE BONDS (81.7%)
             AEROSPACE (1.3%)
 $   4,400   Sabreliner Corp. (Series B).................    12.50   %    04/15/03  $     4,136,000
                                                                                    ---------------
             AIRLINES (3.9%)
    14,352   GPA Delaware, Inc...........................     8.75        12/15/98       12,916,800
                                                                                    ---------------
             AUTOMOTIVE (2.2%)
    12,500   Envirotest Systems, Inc.....................     9.625       04/01/03        7,375,000
                                                                                    ---------------
             CABLE & TELECOMMUNICATIONS (3.9%)
     7,956   Adelphia Communications Corp. (Series B)....     9.50+       02/15/04        6,662,952
    15,200   In-Flight Phone Corp. (Units)+++ - 144A**...    14.00++      05/15/02        6,232,000
                                                                                    ---------------
                                                                                         12,894,952
                                                                                    ---------------
             COMPUTER EQUIPMENT (6.5%)
     8,000   IBM Credit Corp.............................    15.00        06/13/96        8,473,600
    11,900   Unisys Corp.................................    13.50        07/01/97       13,283,375
                                                                                    ---------------
                                                                                         21,756,975
                                                                                    ---------------
             CONSUMER PRODUCTS (1.7%)
     4,650   J.B. Williams Holdings, Inc.................    12.00        03/01/04        4,696,500
     1,000   Thermoscan, Inc. (Series B).................    13.5625 *    08/15/01        1,030,000
                                                                                    ---------------
                                                                                          5,726,500
                                                                                    ---------------
             CONTAINERS (2.6%)
    14,900   Ivex Holdings Corp. (Series B)..............    13.25++      03/15/05        8,642,000
                                                                                    ---------------
             ELECTRICAL & ALARM SYSTEMS (2.2%)
     9,000   Mosler, Inc.................................    11.00        04/15/03        7,290,000
                                                                                    ---------------
             ENTERTAINMENT/GAMING & LODGING (6.3%)
     3,500   Fitzgeralds Gaming Corp. - 144A**...........    14.25*       03/15/96        2,765,000
     7,000   Motels of America, Inc. (Series B)..........    12.00        04/15/04        7,035,000
     4,000   Six Flags Theme Parks Corp. - 144A**........    12.25++      06/15/05        2,990,000
    21,178   Spectravision, Inc. (c).....................    11.65        12/01/02        2,026,366
     4,328   Trump Castle Funding, Inc...................    11.75        11/15/03        3,375,840
     3,000   Trump Taj Mahal (Series A)..................    11.35+       11/15/99        2,670,000
                                                                                    ---------------
                                                                                         20,862,206
                                                                                    ---------------
             FOODS & BEVERAGES (11.4%)
    16,923   Envirodyne Industries, Inc..................    10.25        12/01/01       13,538,400
     8,000   PepsiCo Inc.................................    15.00        06/14/96        8,480,160

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
 $   8,340   Seven Up/RC Bottling Co. Southern
             California, Inc. (d)........................    11.50   %    08/01/99  $     3,684,625
    24,315   Specialty Foods Acquisition Corp. (Series
             B)..........................................    13.00++      08/15/05       12,157,500
                                                                                    ---------------
                                                                                         37,860,685
                                                                                    ---------------
             INDUSTRIALS (0.9%)
     3,000   SC International Services, Inc..............    13.00        10/01/05        3,030,000
                                                                                    ---------------
             MANUFACTURING (5.2%)
     5,250   Alpine Group, Inc. - 144A**.................    12.25        07/15/03        4,830,000
     4,000   Berry Plastics Corp.........................    12.25        04/15/04        4,210,000
     2,500   Cabot Safety Corp. - 144A**.................    12.50        07/15/05        2,612,500
     6,000   Uniroyal Technology Corp....................    11.75        06/01/03        5,640,000
                                                                                    ---------------
                                                                                         17,292,500
                                                                                    ---------------
             MANUFACTURING - DIVERSIFIED (8.2%)
     6,000   Foamex L.P..................................    11.875       10/01/04        5,940,000
     7,000   Interlake Corp..............................    12.125       03/01/02        6,790,000
     6,000   J.B. Poindexter & Co., Inc..................    12.50        05/15/04        5,640,000
    15,000   Jordan Industries, Inc......................    11.75++      08/01/05        9,000,000
                                                                                    ---------------
                                                                                         27,370,000
                                                                                    ---------------
             OIL & GAS (3.2%)
     5,500   Deeptech International, Inc.................    12.00        12/15/00        4,675,000
     7,000   Empire Gas Corp.............................     7.00        07/15/04        5,915,000
                                                                                    ---------------
                                                                                         10,590,000
                                                                                    ---------------
             PUBLISHING (5.9%)
    12,500   Affiliated Newspapers Investments, Inc......    13.25++      07/01/06        7,000,000
     7,284   BFP Holdings, Inc. (Series B)
             (Restricted)................................    13.50++      04/15/04        5,426,580
     8,500   United States Banknote Corp.................    10.375       06/01/02        7,012,500
                                                                                    ---------------
                                                                                         19,439,080
                                                                                    ---------------
             RESTAURANTS (7.0%)
    12,000   American Restaurant Group Holdings, Inc.....    14.00++      12/15/05        5,640,000
     4,937   Carrols Corp................................    11.50        08/15/03        4,912,315
    16,500   Flagstar Corp...............................    11.25        11/01/04       12,746,250
                                                                                    ---------------
                                                                                         23,298,565
                                                                                    ---------------
             RETAIL (3.6%)
     5,520   Cort Furniture Rental Corp..................    12.00        09/01/00        5,740,800
     1,000   County Seat Stores Co.......................    12.00        10/01/02          950,000
     5,000   Thrifty Payless, Inc........................    12.25        04/15/04        5,225,000
                                                                                    ---------------
                                                                                         11,915,800
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------
             RETAIL - FOOD CHAINS (0.9%)
 $   3,000   Bruno's Inc.................................    10.50   %    08/01/05  $     2,913,750
                                                                                    ---------------
             TEXTILES - APPAREL MANUFACTURERS (3.8%)
    10,334   JPS Textile Group, Inc......................    10.85        06/01/99        9,817,300
     3,500   U.S. Leather, Inc...........................    10.25        07/31/03        2,922,500
                                                                                    ---------------
                                                                                         12,739,800
                                                                                    ---------------
             TRANSPORTATION (1.0%)
     5,000   Transtar Holdings L.P. (Series B)...........    13.375++     12/15/03        3,250,000
                                                                                    ---------------

             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $274,428,855).......................................      271,300,613
                                                                                    ---------------

             U.S. GOVERNMENT OBLIGATION (10.7%)
    35,250   U.S. Treasury Note (Identified Cost
             $36,338,242)................................    11.50        11/15/95       35,503,359
                                                                                    ---------------

 NUMBER OF
  SHARES                                                                                    VALUE
------------------------------------------------------------------------------------------------------

             COMMON STOCKS (a) (3.6%)
             BUILDING & CONSTRUCTION (2.2%)
   274,900   USG Corp. (b)...........................................................        7,697,200
                                                                                       ---------------
             CONSUMER PRODUCTS (0.1%)
    13,000   Thermoscan, Inc. (Class B) - 144A**.....................................          208,000
                                                                                       ---------------
             FOODS & BEVERAGES (0.3%)
   300,975   Specialty Foods Acquisition Corp. - 144A**..............................          902,925
                                                                                       ---------------
             MANUFACTURING - DIVERSIFIED (0.7%)
   385,800   Interlake Corp..........................................................          916,275
    84,100   Thermadyne Holdings Corp. (b)...........................................        1,513,800
                                                                                       ---------------
                                                                                             2,430,075
                                                                                       ---------------
             PUBLISHING (0.1%)
    12,500   Affiliated Newspapers Investments, Inc. (Class B).......................          375,000
                                                                                       ---------------
             RESTAURANTS (0.1%)
    12,000   American Restaurant Group Holdings, Inc. - 144A**.......................          180,000
                                                                                       ---------------
             RETAIL (0.1%)
    64,421   Thrifty Payless Holdings, Inc. (Class C)................................          273,789
                                                                                       ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $10,383,393)...........................................       12,066,989
                                                                                       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 NUMBER OF                                                              EXPIRATION
 WARRANTS                                                                  DATE           VALUE
----------------------------------------------------------------------------------------------------

             WARRANTS (a) (0.2%)
             ENTERTAINMENT/GAMING & LODGING (0.0%)
     9,250   Fitzgeralds Gaming Corp. - 144A**........................     03/15/99  $        92,500
                                                                                     ---------------
             MANUFACTURING (0.1%)
     4,000   BPC Holdings Corp........................................     04/15/04           50,000
    20,000   Uniroyal Technology Corp.................................     06/01/03           50,000
                                                                                     ---------------
                                                                                             100,000
                                                                                     ---------------
             OIL & GAS (0.0%)
     5,520   Empire Gas Corp..........................................     07/15/04           55,200
                                                                                     ---------------
             RETAIL (0.1%)
   135,300   New Cort Holdings Corp...................................     09/01/98          253,688
                                                                                     ---------------
             RETAIL - FOOD CHAINS (0.0%)
     4,359   Grand Union Co. (Series 1) (b)...........................     06/16/00            4,359
     8,718   Grand Union Co. (Series 2) (b)...........................     06/16/00            4,359
                                                                                     ---------------
                                                                                               8,718
                                                                                     ---------------

             TOTAL WARRANTS
             (IDENTIFIED COST $354,494)............................................          510,106
                                                                                     ---------------

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS (1.9%)
             U.S. GOVERNMENT AGENCY (e) (1.4%)
 $   4,600   Federal Home Loan Mortgage Corp. (Amortized
             Cost $4,598,390)............................     6.30  %     10/02/95        4,598,390
                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENT (0.5%)
 $   1,873   The Bank of New York (dated 09/29/95;
             proceeds $1,873,389; collateralized by
             $2,071,324 U.S. Treasury Note 6.875% due
             07/31/99 valued at $2,153,058) (Identified
             Cost $1,872,550)............................     5.375 %     10/02/95  $     1,872,550
                                                                                    ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $6,470,940).........................................        6,470,940
                                                                                    ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $327,975,924) (F)...........       98.1%   325,852,007

OTHER ASSETS IN EXCESS OF LIABILITIES........        1.9      6,404,415
                                                   -----   ------------

NET ASSETS...................................      100.0%  $332,256,422
                                                   -----   ------------
                                                   -----   ------------

---------------------
  * Adjustable rate. Rate shown is the rate in effect at September 30, 1995. ** Resale is restricted to qualified institutional investors.
+++ Consists of one or more class of securities traded together as a unit; generally bonds with attached stocks/warrants.
  +  Payment-in-kind security.
 ++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)  Non-income producing security.
(b)  Acquired through exchange offer.
(c)  Non-income producing security, issuer in bankruptcy.
(d)  Non-income producing security, bond in default.
(e) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(f) The aggregate cost for federal income tax purposes is $327,977,799; the aggregate gross unrealized appreciation is $10,725,603 and the aggregate gross unrealized depreciation is $12,851,395, resulting in net unrealized depreciation of $2,125,792.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $327,975,924)............................  $325,852,007
Receivable for:
    Interest................................................     9,254,411
    Investments sold........................................     8,032,635
    Shares of beneficial interest sold......................     2,278,068
Prepaid expenses and other assets...........................       117,759
Deferred organizational expenses............................       116,361
                                                              ------------

     TOTAL ASSETS...........................................   345,651,241
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................    12,251,423
    Dividends to shareholders...............................       554,663
    Plan of distribution fee................................       208,038
    Shares of beneficial interest repurchased...............       170,171
    Investment management fee...............................       130,024
Accrued expenses and other payables.........................        80,500
                                                              ------------

     TOTAL LIABILITIES......................................    13,394,819
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   331,469,775
Net unrealized depreciation.................................    (2,123,917)
Accumulated undistributed net investment income.............     1,999,919
Accumulated undistributed net realized gain.................       910,645
                                                              ------------

     NET ASSETS.............................................  $332,256,422
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  33,473,539 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                     $9.93
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $15,675,174
                                                              -----------

EXPENSES
Plan of distribution fee....................................    1,005,920
Investment management fee...................................      628,700
Registration fees...........................................       71,574
Transfer agent fees and expenses............................       64,015
Custodian fees..............................................       36,612
Professional fees...........................................       34,370
Organizational expenses.....................................       16,209
Shareholder reports and notices.............................        9,578
Trustees' fees and expenses.................................        5,744
Other.......................................................        2,671
                                                              -----------

     TOTAL EXPENSES.........................................    1,875,393
                                                              -----------

     NET INVESTMENT INCOME..................................   13,799,781
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    2,251,649
Net change in unrealized depreciation.......................   (1,900,546)
                                                              -----------

     NET GAIN...............................................      351,103
                                                              -----------

NET INCREASE................................................  $14,150,884
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED             FOR THE PERIOD
                                                              SEPTEMBER 30, 1995   JUNE 2, 1994* THROUGH
                                                                 (UNAUDITED)          MARCH 31, 1995
--------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $ 13,799,781          $  8,122,614
Net realized gain (loss)....................................        2,251,649            (1,341,004)
Net change in unrealized depreciation.......................       (1,900,546)             (223,371)
                                                              ------------------   ---------------------

     NET INCREASE...........................................       14,150,884             6,558,239

Dividends from net investment income........................      (12,404,934)           (7,517,542)
Net increase from transactions in shares of beneficial
  interest..................................................      161,629,296           169,740,479
                                                              ------------------   ---------------------

     TOTAL INCREASE.........................................      163,375,246           168,781,176

NET ASSETS:
Beginning of period.........................................      168,881,176               100,000
                                                              ------------------   ---------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,999,919 AND $605,072, RESPECTIVELY)..................     $332,256,422          $168,881,176
                                                              ------------------   ---------------------
                                                              ------------------   ---------------------

---------------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter High Income Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on March 23, 1994 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager"). The Fund commenced operations on June 2, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued, if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

DEAN WITTER HIGH INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $153,534. The Fund has reimbursed the Investment Manager for such expenses, exclusive of the amount assumed. Such expenses have been deferred and are being amortized by the Fund on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, calculated daily and payable monthly, by applying the annual rate of 0.50% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER HIGH INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.80% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended September 30, 1995, it received approximately $214,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1995 aggregated $239,771,654 and $78,233,435, respectively.

DEAN WITTER HIGH INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and the Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $16,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED           FOR THE PERIOD
                                                                        SEPTEMBER 30, 1995              JUNE 2, 1994*
                                                                           (UNAUDITED)              THROUGH MARCH 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   18,715,895   $  186,985,538    19,293,553   $189,368,053
Reinvestment of dividends........................................      494,406        4,910,226       297,694      2,889,883
                                                                   -----------   --------------   -----------   ------------
                                                                    19,210,301      191,895,764    19,591,247    192,257,936
Repurchased......................................................   (3,025,769)     (30,266,468)   (2,312,240)   (22,517,457)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................   16,184,532   $  161,629,296    17,279,007   $169,740,479
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
* Commencement of operations.

6. FEDERAL INCOME TAX STATUS

At March 31, 1995, the Fund had an approximate net capital loss carryover of approximately $736,000 which is available through March 31, 2003 which may be used to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $603,000 during fiscal 1995.

At March 31, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER HIGH INCOME SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE     FOR THE
                                       SIX       PERIOD
                                      MONTHS     JUNE 2,
                                      ENDED       1994*
                                    SEPTEMBER    THROUGH
                                     30, 1995   MARCH 31,
                                    (UNAUDITED)   1995
---------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $    9.77   $  10.00
                                    ----------  ---------

Net investment income..............      0.50       0.75
Net realized and unrealized gain
 (loss)............................      0.14      (0.26)
                                    ----------  ---------

Total from investment operations...      0.64       0.49

Less dividends from net investment
 income............................     (0.48)     (0.72)
                                    ----------  ---------

Net asset value, end of period..... $    9.93   $   9.77
                                    ----------  ---------
                                    ----------  ---------

TOTAL INVESTMENT RETURN+...........      6.55%(1)     5.19%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      1.49%(2)     1.55%(2)(3)

Net investment income..............     10.94%(2)    10.85%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $332,256   $168,881

Portfolio turnover rate............        38%(1)       53%(1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all the expenses that were assumed or waived by the Investment Manager, the above expense and net investment ratios would have been 1.65% and 10.75%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Peter M. Avelar
VICE PRESIDENT

Thomas F. Caloia
TREASURER

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER HIGH INCOME SECURITIES


[Graphic]


SEMIANNUAL REPORT
SEPTEMBER 30, 1995